CONSOLIDATED INCOME STATEMENTS - EXCLUDING DISCONTINUED OPERATIONS $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares
Disclosure Of Operating Segments [Line Items]
Revenue	$ 1,949,883
Operating expenses:
Depreciation	51,430
Amortisation	50,077
Finance income	15,459
Finance costs	75,682
Change in fair value of financial instruments	17,535
Net foreign exchange loss	(3,979)
(LOSS)/PROFIT FROM CONTINUING OPERATIONS	52,230	[1],[2]
LOSS FROM DISCONTINUED OPERATIONS (**)	(3,082)	[1],[2]
(LOSS)/PROFIT FOR THE YEAR	$ 49,148
EARNINGS PER SHARE:
Basic (loss)/earnings per share from continuing operations (in U.S. dollars) | $ / shares	$ 0.71	[1]
Basic loss per share from discontinued operations (in U.S. dollars) | $ / shares	(0.04)	[1]
Diluted (loss)/earnings per share from continuing operations (in U.S. dollars) | $ / shares	0.7	[1]
Diluted loss per share from discontinued operations (in U.S. dollars) | $ / shares	$ (0.04)	[1]
Atento Morocco [member]
Disclosure Of Operating Segments [Line Items]
Revenue	$ 1,949,883	[3]
Other operating income	4,325	[3],[4]
Other gains	0	[3]
Operating expenses:
Supplies	77,604	[3]
Employee benefits expenses	1,410,526	[3]
Depreciation	50,077	[3]
Amortisation	51,430	[3]
Changes in trade provisions	(1,319)	[3]
Other operating expenses	241,478	[3]
Impairment charges	0
OPERATING PROFIT	121,774	[3]
Finance income	15,459	[3]
Finance costs	75,469	[3],[4]
Change in fair value of financial instruments	17,535	[3]
Net foreign exchange loss	(3,919)	[3],[4]
(LOSS)/PROFIT BEFORE TAX	75,380	[3]
Income tax expense	23,150	[3]
(LOSS)/PROFIT FROM CONTINUING OPERATIONS	52,230	[3]
LOSS FROM DISCONTINUED OPERATIONS (**)	(3,082)	[3],[5]
(LOSS)/PROFIT FOR THE YEAR	49,148	[3]
(LOSS)/PROFIT ATTRIBUTABLE TO:
OWNERS OF THE PARENT	49,148	[3]
NON-CONTROLLING INTEREST	0	[3]
Net finance expense	$ (46,394)	[3]
EARNINGS PER SHARE:
Basic (loss)/earnings per share from continuing operations (in U.S. dollars) | $ / shares	$ 0.71	[3]
Basic loss per share from discontinued operations (in U.S. dollars) | $ / shares	(0.04)	[3]
Diluted (loss)/earnings per share from continuing operations (in U.S. dollars) | $ / shares	0.7	[3]
Diluted loss per share from discontinued operations (in U.S. dollars) | $ / shares	$ (0.04)	[3]

[1]	(*) E xclude discontinued operations – Mo roc c o.
[2]

(1) A s of December 31, 2017 , potential ordinary shares of 1,090,060 , relating to the stock option plan were excluded from the calculation of diluted lo ss per share as the loss in 2017 is anti-dilutive .

[3]	(*) Exclude discontinued operations - Morocco.
[4]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".

[5]	(**) Discontinued operations did not generate any income tax expense.